CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue from related parties	¥ 1,778,640	¥ 1,449,927	¥ 876,736
Cost of revenue related parties	¥ 1,355,493	¥ 1,198,295	¥ 762,855